RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Notes Receivable from Participants (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Notes receivable from participants per the financial statements	$ 8,839,784	$ 8,719,479
Less: Cumulative deemed distributions of participant loans	(239,318)	(227,488)
Notes receivable from participants per Form 5500	$ 8,600,466	$ 8,491,991